Property, Equipment and Software, Net (Details) - Schedule of Property, Equipment and Software - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,605,972	$ 1,593,464
Less: accumulated depreciation and amortization	(1,370,577)	(1,470,497)
Property and equipment, net	235,395	122,967
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,576
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		6,545
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	161,265	67,580
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	427,295	448,607
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,017,412	$ 1,068,156